UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01424

AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      10/31

Date of reporting period:      7/31/18

Item 1. Schedule of Investments.

Invesco Charter Fund Quarterly Schedule of Portfolio Holdings July 31, 2018

invesco.com/us	CHT-QTR-1 09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.32%

Aerospace & Defense–2.81%

General Dynamics Corp.	185,949	$37,145,172
United Technologies Corp.	471,752	64,035,617
		101,180,789

Air Freight & Logistics–1.49%

FedEx Corp.	218,644	53,758,000

Airlines–1.13%

Delta Air Lines, Inc.	749,798	40,804,007

Auto Parts & Equipment–1.11%

Aptiv PLC	408,883	40,099,156

Biotechnology–4.64%

Biogen Inc. (b)	194,803	65,136,279
BioMarin Pharmaceutical Inc. (b)	285,324	28,692,181
Celgene Corp. (b)	469,732	42,318,156
Vertex Pharmaceuticals Inc. (b)	176,032	30,814,402
		166,961,018

Cable & Satellite–2.61%

Comcast Corp. -Class A	2,626,674	93,982,396

Casinos & Gaming–1.38%

Wynn Resorts Ltd.	297,930	49,688,765

Consumer Finance–2.74%

American Express Co.	988,927	98,418,015

Data Processing & Outsourced Services–1.78%

Mastercard Inc. -Class A	323,060	63,965,880

Distillers & Vintners–1.00%

Diageo PLC (United Kingdom)	983,483	36,142,077

Diversified Banks–2.98%

Toronto-Dominion Bank (The) (Canada)	799,010	47,399,471
U.S. Bancorp	1,126,268	59,703,467
		107,102,938

Electronic Manufacturing Services–1.24%

TE Connectivity Ltd.	475,816	44,522,103

Footwear–1.90%

NIKE, Inc. -Class B	887,252	68,238,551

General Merchandise Stores–1.50%

Dollar General Corp.	551,257	54,105,875

Health Care Equipment–1.18%

Zimmer Biomet Holdings, Inc.	338,265	42,459,023

	Shares	Value

Health Care Facilities–1.59%

HCA Healthcare, Inc.	459,866	$57,129,153

Health Care Supplies–1.12%

DENTSPLY SIRONA Inc.	837,538	40,293,953

Home Entertainment Software–0.93%

Activision Blizzard, Inc.	456,388	33,508,007

Home Improvement Retail–1.37%

Home Depot, Inc. (The)	249,285	49,238,773

Homebuilding–0.98%

D.R. Horton, Inc.	804,576	35,159,971

Hotels, Resorts & Cruise Lines–1.72%

Carnival Corp.	1,046,699	62,006,449

Industrial Conglomerates–3.04%

Honeywell International Inc.	357,697	57,106,326
Siemens AG (Germany)	369,162	52,129,624
		109,235,950

Industrial Machinery–3.39%

Parker-Hannifin Corp.	363,138	61,388,479
Stanley Black & Decker Inc.	404,190	60,414,279
		121,802,758

Insurance Brokers–1.87%

Marsh & McLennan Cos., Inc.	807,374	67,302,697

Integrated Oil & Gas–2.83%

Chevron Corp.	356,961	45,073,466
Suncor Energy, Inc. (Canada)	1,349,573	56,871,006
		101,944,472

Integrated Telecommunication Services–1.00%

Verizon Communications Inc.	698,525	36,071,831

Internet & Direct Marketing Retail–1.69%

Booking Holdings Inc. (b)	29,902	60,662,785

Internet Software & Services–9.85%

Alibaba Group Holding Ltd. -ADR (China)(b)	225,495	42,219,429
Alphabet Inc. -Class C (b)	119,035	144,896,544
eBay Inc. (b)	2,014,235	67,376,161
Facebook, Inc. -Class A (b)	579,547	100,018,221
		354,510,355

IT Consulting & Other Services–2.48%

Cognizant Technology Solutions Corp. -Class A	1,094,258	89,182,027

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

	Shares	Value

Life Sciences Tools & Services–2.60%

Thermo Fisher Scientific, Inc.	399,635	$93,726,397

Managed Health Care–2.15%

UnitedHealth Group Inc.	306,202	77,536,471

Multi-Sector Holdings–1.28%

Berkshire Hathaway Inc. -Class A (b)	153	46,137,150

Multi-Utilities–1.02%

WEC Energy Group, Inc.	551,917	36,630,731

Oil & Gas Equipment & Services–1.11%

Halliburton Co.	943,940	40,041,935

Oil & Gas Exploration & Production–1.72%

Concho Resources Inc. (b)	424,341	61,890,135

Pharmaceuticals–2.45%

Allergan PLC	290,056	53,396,409
Novo Nordisk A/S -Class B (Denmark)	699,522	34,809,798
		88,206,207

Property & Casualty Insurance–3.03%

Chubb Ltd.	341,422	47,703,482
Progressive Corp. (The)	1,021,443	61,296,794
		109,000,276

Railroads–1.56%

Norfolk Southern Corp.	331,598	56,040,062

Regional Banks–3.78%

First Republic Bank	744,741	73,625,095
PNC Financial Services Group, Inc. (The)	429,701	62,233,596
		135,858,691

Semiconductors–2.79%

Analog Devices, Inc.	643,567	61,872,531
QUALCOMM Inc.	601,808	38,569,875
		100,442,406

Soft Drinks–1.46%

PepsiCo, Inc.	457,927	52,661,605

Systems Software–5.02%

Microsoft Corp.	1,032,009	109,475,515
Oracle Corp.	1,491,912	71,134,364
		180,609,879
Total Common Stocks & Other Equity Interests (Cost $2,492,192,402)		3,358,259,719

	Shares	Value

Money Market Funds–6.67%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (c)	83,982,702	$83,982,702
Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (c)	59,980,444	59,998,438
Invesco Treasury Portfolio –Institutional Class, 1.79% (c)	95,980,232	95,980,232
Total Money Market Funds (Cost $239,949,943)		239,961,372
TOTAL INVESTMENTS IN SECURITIES–99.99% (Cost $2,732,142,345)		3,598,221,091
OTHER ASSETS LESS LIABILITIES–0.01%		471,532
NET ASSETS–100.00%		$3,598,692,623

Investment Abbreviations:

ADR  —  American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Charter Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Charter Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended July 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,287,307,844	$70,951,875	$—	$3,358,259,719

Money Market Funds	239,961,372	—	—	239,961,372

Total Investments	$3,527,269,216	$70,951,875	$—	$3,598,221,091

Invesco Charter Fund

Invesco Diversified Dividend Fund Quarterly Schedule of Portfolio Holdings July 31, 2018

invesco.com/us	DDI-QTR-1 09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.70%

Aerospace & Defense–1.60%

General Dynamics Corp.	1,270,665	$253,828,041

Raytheon Co.	501,368	99,285,905

		353,113,946

Air Freight & Logistics–1.31%

United Parcel Service, Inc. -Class B	2,414,096	289,425,969

Apparel Retail–1.12%

TJX Cos., Inc. (The)	2,546,041	247,627,948

Apparel, Accessories & Luxury Goods–0.72%

Columbia Sportswear Co.	1,336,986	116,291,042

Tapestry, Inc.	916,176	43,170,213

		159,461,255

Asset Management & Custody Banks–0.46%

Federated Investors, Inc. -Class B	4,224,328	102,228,738

Brewers–1.71%

Heineken N.V. (Netherlands)	3,744,938	378,971,036

Consumer Finance–1.69%

American Express Co.	3,748,253	373,026,139

Data Processing & Outsourced Services–1.35%

Automatic Data Processing, Inc.	2,208,453	298,119,071

Electric Utilities–10.74%

American Electric Power Co., Inc.	4,578,629	325,723,667

Duke Energy Corp.	4,037,823	329,567,113

Entergy Corp.	5,693,702	462,784,099

Exelon Corp.	13,416,840	570,215,700

PPL Corp.	15,527,605	446,729,196

SSE PLC (United Kingdom)	14,459,032	237,227,449

		2,372,247,224

Electrical Components & Equipment–2.62%

ABB Ltd. (Switzerland)	11,474,241	263,548,593

Emerson Electric Co.	3,570,301	258,061,356

nVent Electric PLC (United Kingdom)(b)	2,107,413	57,743,116

		579,353,065

Fertilizers & Agricultural Chemicals–0.75%

Nutrien Ltd. (Canada)	3,041,224	165,170,831

Food Distributors–1.53%

Sysco Corp.	5,029,472	338,030,813

General Merchandise Stores–1.65%

Target Corp.	4,517,759	364,492,796

Health Care Equipment–0.59%

Stryker Corp.	798,350	130,330,638

	Shares	Value

Household Products–3.54%

Kimberly-Clark Corp.	3,026,967	$344,650,463

Procter & Gamble Co. (The)	5,406,466	437,274,970

		781,925,433

Housewares & Specialties–0.04%

Newell Brands, Inc.	331,940	8,693,509

Human Resource & Employment Services–0.28%

Robert Half International, Inc.	821,234	62,216,688

Industrial Conglomerates–1.10%

Siemens AG (Germany)	1,725,722	243,690,408

Industrial Machinery–2.02%
Flowserve Corp. (c)	7,968,262	353,233,055

Pentair PLC (United Kingdom)	2,107,413	94,095,990

		447,329,045

Integrated Oil & Gas–5.60%

Royal Dutch Shell PLC -Class B (United Kingdom)	4,283,067	149,902,673

Suncor Energy, Inc. (Canada)	13,350,625	562,207,201

TOTAL S.A. (France)	8,064,816	526,208,657

		1,238,318,531

Integrated Telecommunication Services–5.70%

AT&T Inc.	21,409,104	684,449,055

BT Group PLC (United Kingdom)	90,552,397	277,525,276

Deutsche Telekom AG (Germany)	17,947,392	296,962,960

		1,258,937,291

Motorcycle Manufacturers–0.98%

Harley-Davidson, Inc.	5,054,246	216,776,611

Multi-Line Insurance–2.74%

Hartford Financial Services Group, Inc. (The)	11,499,022	605,998,459

Multi-Utilities–5.19%

Consolidated Edison, Inc.	4,539,316	358,288,212

Dominion Energy, Inc.	6,175,322	442,832,341

Sempra Energy	2,992,194	345,867,704

		1,146,988,257

Oil & Gas Equipment & Services–0.99%

Baker Hughes, a GE Co.	6,298,998	217,819,351

Oil & Gas Exploration & Production–2.18%

ConocoPhillips	6,666,872	481,148,152

Packaged Foods & Meats–8.28%

Campbell Soup Co.	7,658,058	313,214,572

Danone S.A. (France)	2,313,025	181,785,282

General Mills, Inc.	13,194,249	607,727,109

Kraft Heinz Co. (The)	4,060,155	244,624,339

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

	Shares	Value

Packaged Foods & Meats–(continued)

Mondelez International, Inc. -Class A	7,171,554	$311,102,012

Nestle S.A. (Switzerland)	2,103,219	171,418,243

		1,829,871,557

Paper Packaging–2.28%

Avery Dennison Corp.	978,776	112,246,032

International Paper Co.	4,697,852	252,415,588

Sonoco Products Co.	2,493,702	139,198,445

		503,860,065

Personal Products–1.25%

L’Oreal S.A. (France)	1,123,302	275,185,189

Pharmaceuticals–7.31%

Bayer AG (Germany)	2,308,315	257,128,459

Bristol-Myers Squibb Co.	6,956,776	408,710,590

Eli Lilly and Co.	4,355,138	430,331,186

Johnson & Johnson	1,569,772	208,026,185

Merck & Co., Inc.	4,712,974	310,443,597

		1,614,640,017

Property & Casualty Insurance–1.26%

Travelers Cos., Inc. (The)	2,140,788	278,602,150

Regional Banks–7.32%

Cullen/Frost Bankers, Inc.	1,298,810	143,505,517

Fifth Third Bancorp	8,157,718	241,386,876

KeyCorp	8,285,605	172,920,576

M&T Bank Corp.	2,362,263	409,498,291

PNC Financial Services Group, Inc. (The)	2,008,654	290,913,359

Zions Bancorp.	6,943,778	358,993,322

		1,617,217,941

Restaurants–0.67%

Darden Restaurants, Inc.	1,387,571	148,386,843

Soft Drinks–2.82%

Coca-Cola Co. (The)	13,353,351	622,666,757

Specialized REITs–1.57%

Weyerhaeuser Co.	10,140,473	346,601,367

Tobacco–1.74%

Altria Group, Inc.	2,810,408	164,914,741

Philip Morris International Inc.	2,552,695	220,297,579

		385,212,320

Total Common Stocks & Other Equity Interests (Cost $16,100,438,964)		20,483,685,410

	Shares	Value

Money Market Funds–7.46%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (d)	576,944,918	$576,944,918

Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (d)	412,070,396	412,194,018

Invesco Treasury Portfolio –Institutional Class, 1.79% (d)	659,365,621	659,365,621

Total Money Market Funds (Cost $1,648,418,888)		1,648,504,557

TOTAL INVESTMENTS IN SECURITIES–100.16% (Cost $17,748,857,852)		22,132,189,967

OTHER ASSETS LESS LIABILITIES–(0.16)%		(36,284,284)

NET ASSETS–100.00%		$22,095,905,683

Investment Abbreviations:

REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company “Act of 1940”) of that issuer. The value of this security as of July 31, 2018 represented 1.60% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
08/24/2018	Royal Bank of Canada	EUR	6,732,080	USD	7,846,539	$38,089
08/24/2018	Royal Bank of Canada	USD	20,601,541	EUR	24,196,427	67,853
Subtotal—Appreciation						105,942
08/24/2018	Canadian Imperial Bank of Commerce	USD	235,016,274	EUR	275,060,696	(190,926)
08/24/2018	State Street Bank and Trust Co.	USD	235,016,274	EUR	275,169,274	(82,349)
08/24/2018	Bank of America, N.A.	USD	235,963,640	EUR	276,158,009	(203,172)
Subtotal—Depreciation						(476,447)
Total Open Forward Foreign Currency Contracts—Currency Risk						$(370,505)

Abbreviations:

EUR	—	Euro
USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended July 31, 2018, there were transfers from Level 1 to Level 2 of $526,208,657 and from Level 2 to Level 1 of $257,128,459, due to foreign fair value adjustments.

Invesco Diversified Dividend Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$19,544,025,487	$939,659,923	$—	$20,483,685,410

Money Market Funds	1,648,504,557	—	—	1,648,504,557

Total Investments in Securities	21,192,530,044	939,659,923	—	22,132,189,967

Other Investments – Assets*

Forward Foreign Currency Contracts	—	105,942	—	105,942

Other Investments – Liabilities*

Forward Foreign Currency Contracts	—	(476,447)	—	(476,447)

Total Other Investments	—	(370,505)	—	(370,505)

Total Investments	$21,192,530,044	$939,289,418	$—	$22,131,819,462

* Unrealized appreciation (depreciation).

NOTE 3 — Investments in Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the nine months ended July 31, 2018.

	Value 10/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 07/31/18	Dividend Income
Flowserve Corp.	$331,055,603	$18,504,046	$—	$3,673,406	$—	$353,233,055	$1,496,262

Invesco Diversified Dividend Fund

Invesco Summit Fund Quarterly Schedule of Portfolio Holdings July 31, 2018

invesco.com/us	SUM-QTR-1 09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.00%

Aerospace & Defense–3.51%

Airbus S.E. (France)	144,972	$17,969,438
Northrop Grumman Corp.	52,323	15,722,538
Raytheon Co.	110,070	21,797,162
Teledyne Technologies Inc. (b)	123,001	26,988,880
		82,478,018

Agricultural & Farm Machinery–0.10%

Deere & Co.	17,053	2,469,104

Air Freight & Logistics–0.16%

FedEx Corp.	15,429	3,793,528

Application Software–2.47%

salesforce.com, inc. (b)	422,353	57,925,714

Biotechnology–1.66%

Alexion Pharmaceuticals, Inc. (b)	185,484	24,661,952
Celgene Corp. (b)	158,241	14,255,932
		38,917,884

Cable & Satellite–1.46%

Altice USA, Inc. -Class A	199,681	3,420,536
Charter Communications, Inc. -Class A (b)	73,395	22,354,649
DISH Network Corp. -Class A(b)	272,391	8,596,660
		34,371,845

Commodity Chemicals–0.71%

Westlake Chemical Corp.	156,040	16,730,609

Communications Equipment–0.50%

Palo Alto Networks, Inc. (b)	59,337	11,764,154

Consumer Electronics–1.59%

Sony Corp. (Japan)	688,400	37,230,627

Data Processing & Outsourced Services–7.40%

Mastercard Inc. -Class A	252,025	49,900,950
Visa Inc. -Class A	705,346	96,449,012
Worldpay, Inc. -Class A (b)	334,307	27,476,692
		173,826,654

Diversified Banks–0.33%

Bank of America Corp.	250,376	7,731,611

Diversified Support Services–0.75%

Cintas Corp.	86,425	17,672,184

Electronic Equipment & Instruments–0.55%

Keysight Technologies, Inc. (b)	224,051	12,994,958

Environmental & Facilities Services–1.22%

Waste Connections, Inc.	152,903	11,866,802

	Shares	Value

Environmental & Facilities Services–(continued)

Waste Management, Inc.	185,639	$16,707,510
		28,574,312

Financial Exchanges & Data–1.33%

Intercontinental Exchange, Inc.	276,068	20,404,186
London Stock Exchange Group PLC (United Kingdom)	110,616	6,383,960
S&P Global Inc.	22,642	4,538,362
		31,326,508

General Merchandise Stores–0.10%

Dollar General Corp.	24,504	2,405,068

Health Care Equipment–3.10%

Baxter International Inc.	368,839	26,722,385
Boston Scientific Corp. (b)	780,065	26,217,985
Intuitive Surgical, Inc. (b)	39,127	19,883,950
		72,824,320

Home Entertainment Software–8.84%

Activision Blizzard, Inc.	734,327	53,914,288
Electronic Arts Inc. (b)	481,162	61,949,608
Nintendo Co., Ltd. (Japan)	103,900	34,251,683
Sea Ltd. -ADR (Thailand)(b)(c)	705,027	9,940,881
Take-Two Interactive Software, Inc. (b)	419,672	47,431,329
		207,487,789

Home Improvement Retail–3.60%

Home Depot, Inc. (The)	176,588	34,879,662
Lowe’s Cos., Inc.	500,490	49,718,676
		84,598,338

Hotels, Resorts & Cruise Lines–1.86%

Norwegian Cruise Line Holdings Ltd. (b)	521,601	26,095,698
Royal Caribbean Cruises Ltd.	156,028	17,593,717
		43,689,415

Industrial Gases–0.20%

Praxair, Inc.	27,594	4,621,995

Industrial Machinery–1.08%

Stanley Black & Decker Inc.	169,106	25,276,274

Integrated Oil & Gas–0.57%

Occidental Petroleum Corp.	160,266	13,451,125

Internet & Direct Marketing Retail–10.37%

Amazon.com, Inc. (b)	117,988	209,716,591
Booking Holdings Inc. (b)	10,294	20,883,643
Netflix Inc. (b)	38,042	12,837,273
		243,437,507

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Internet Software & Services–14.89%

Alibaba Group Holding Ltd. -ADR (China)(b)	314,915	$58,961,535
Alphabet Inc. -Class A (b)	8,175	10,032,524
Alphabet Inc. -Class C (b)	142,063	172,927,607
Facebook, Inc. -Class A (b)	585,791	101,095,811
Trade Desk, Inc. (The) -Class A (b)	76,838	6,478,980
		349,496,457

Investment Banking & Brokerage–0.98%

E*TRADE Financial Corp. (b)	383,116	22,914,168

Leisure Facilities–0.60%

Six Flags Entertainment Corp. (c)	218,800	14,211,060

Life Sciences Tools & Services–2.79%

Illumina, Inc. (b)	71,038	23,041,886
PRA Health Sciences, Inc. (b)	192,375	20,226,307
Thermo Fisher Scientific, Inc.	95,351	22,362,670
		65,630,863

Managed Health Care–4.01%

Humana Inc.	58,381	18,342,143
UnitedHealth Group Inc.	299,859	75,930,296
		94,272,439

Movies & Entertainment–0.95%

IMAX Corp. (b)	378,605	8,367,170
Vivendi S.A. (France)	534,990	13,888,110
		22,255,280

Oil & Gas Exploration & Production–1.55%

Noble Energy, Inc.	273,152	9,858,056
Parsley Energy, Inc. -Class A (b)	294,593	9,259,058
Viper Energy Partners L.P. (c)	537,999	17,205,208
		36,322,322

Oil & Gas Refining & Marketing–1.05%

Andeavor	96,819	14,528,659
Marathon Petroleum Corp.	125,476	10,142,225
		24,670,884

Packaged Foods & Meats–3.69%

Lamb Weston Holdings, Inc.	121,607	8,545,324
Marine Harvest ASA (Norway)	714,440	15,621,655
Mondelez International, Inc. -Class A	810,367	35,153,721
Tyson Foods, Inc. -Class A	472,620	27,246,543
		86,567,243

Pharmaceuticals–1.59%

Allergan PLC	41,310	7,604,758
Zoetis Inc.	344,182	29,764,859
		37,369,617

Regional Banks–0.46%

SVB Financial Group (b)	35,047	10,790,270

	Shares	Value

Restaurants–0.05%

Jack in the Box Inc.	2,848	$239,916
Papa John’s International, Inc. (c)	3,793	159,154
Texas Roadhouse, Inc.	11,004	691,491
		1,090,561

Semiconductor Equipment–2.03%

Applied Materials, Inc.	295,459	14,368,171
ASML Holding N.V. -New York Shares (Netherlands)	155,514	33,279,996
		47,648,167

Semiconductors–2.94%

Broadcom Inc.	83,893	18,604,951
Integrated Device Technology, Inc. (b)	895,733	30,840,087
NVIDIA Corp.	38,017	9,308,843
Semtech Corp. (b)	216,320	10,264,384
		69,018,265

Soft Drinks–0.20%

Monster Beverage Corp. (b)	76,661	4,601,193

Specialized Consumer Services–0.42%

Service Corp. International	249,021	9,798,976

Specialized REITs–0.51%

Crown Castle International Corp.	43,925	4,868,208
SBA Communications Corp. -Class A (b)	44,477	7,038,485
		11,906,693

Specialty Chemicals–0.99%

Sherwin-Williams Co. (The)	52,510	23,142,732

Systems Software–3.04%

Microsoft Corp.	567,746	60,226,496
ServiceNow, Inc. (b)	62,948	11,076,330
		71,302,826

Technology Hardware, Storage & Peripherals–2.91%

Apple Inc.	359,488	68,406,972

Trading Companies & Distributors–0.89%

Watsco, Inc.	121,231	20,913,560
Total Common Stocks & Other Equity Interests (Cost $1,259,643,317)		2,347,930,089

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Money Market Funds–0.00%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (d)	15	$ 15
Invesco Treasury Portfolio –Institutional Class, 1.79% (d)	17	17
Total Money Market Funds (Cost $32)		32
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.00%(Cost $1,259,643,349)		2,347,930,121

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.50%

Invesco Government & Agency Portfolio - Institutional Class, 1.82% (Cost $11,702,905)(d)(e)	11,702,905	$11,702,905
TOTAL INVESTMENTS IN SECURITIES–100.50% (Cost $1,271,346,254)		2,359,633,026
OTHER ASSETS LESS LIABILITIES–(0.50)%		(11,785,628)
NET ASSETS–100.00%		$2,347,847,398

Investment Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Summit Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Summit Fund

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Summit Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended July 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,276,447,779	$71,482,310	$—	$2,347,930,089

Money Market Funds	11,702,937	—	—	11,702,937

Total Investments	$2,288,150,716	$71,482,310	$—	$2,359,633,026

Invesco Summit Fund

Item 2.   Controls and Procedures.

(a)

As of September 20, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 20, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 28, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 28, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 28, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.